Segment reporting - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Operating Segments [Abstract]
Number of operating segments | segment	1
adjustments for share based payments including employer tax	€ 10.4	€ 26.1	€ 8.6
Adjustments for acquisition related costs	€ 1.3	€ 1.0	€ 3.1